RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SUMMARY OF RELATED PARTY TRANSACTION RELATIONSHIP

Name	Relationship with the Group
Mr. Xiaoping Chen	Founder
Foshan Viomi and its subsidiaries (“Foshan Viomi”)*	Controlled by a principal shareholder of the Company
Xiaomi	Shareholder of the Group

*	Due to the Disposal as mentioned above (See Note 1), the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viom was terminated on July 19, 2024, which resulted in Foshan Viomi’s shareholder, Mr. Chen, fully controlling Foshan Viomi and its subsidiaries. As a result, Foshan Viomi and its subsidiaries became to the Group’s related parties since August 31, 2024.

SUMMARY OF RELATED PARTY TRANSACTIONS

(1)	Amount due from/to related parties

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable from related parties:
Xiaomi(a)	591,221	304,078
Foshan Viomi (c)	-	36,095
Total	591,221	340,173

Other receivables from related parties:
Other receivables from Xiaomi	100	200
Other receivables from Foshan Viomi	11,134	-
Total	11,234	200

Amounts due to related parties:
Purchase and other payable to Xiaomi(a)	835	596
Total	835	596

(2)	Purchase from related parties

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Foshan Viomi(c)	-	17,144	9,763
Xiaomi(a)	26,341	13,546	-
Total	26,341	30,690	9,763

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

20.	RELATED PARTY TRANSACTIONS (Continued)

(3)	Revenue from related parties

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Xiaomi(a)	1,292,880	1,752,246	2,174,895
Foshan Viomi(c)	-	66,852	39,894
Total	1,292,880	1,819,098	2,214,789

(4)	Research and development expenses

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Xiaomi(a)	716	273	-

(5)	Selling and marketing expenses

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Other expenses charged by Foshan Viomi(d)	-	400	9,861
Commission expenses charged by Xiaomi (b)	24,511	20,399	48,594
Other expenses charged by Xiaomi(b)	797	-	-
Total	25,308	20,799	58,455

(6)	Other income and expenses

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Interest income(e)	-	1,902	-
Interest expense(f)	-	485	-
Total	-	2,387	-

(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.

Certain amounts in prior periods have been reclassified to conform with current period presentation. These reclassifications had no impact on the Group’s consolidated financial statements.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

20.	RELATED PARTY TRANSACTIONS (Continued)

(c)	The Group purchases certain raw materials from Foshan Viomi and its subsidiaries. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.

(d)	The Group’s related party provides transportation services, maintenance services, promotion services as well as installation services for the Group.

(e)	On July 1, 2024, the Company entered into a loan agreement with Foshan Viomi to lend USD20.0 million for its working capital needs with maturity date on November 20, 2028. The loan has a fixed interest rate of 4.0% per annum. The loan was fully collected from Foshan Viomi as of December 31, 2024.

(f)	On February 14, 2019, Guangdong Lizi entered into a loan agreement with Foshan Viomi to borrow RMB10.0 million. The loan has a fixed interest rate of 4.8% per annum. The loan was fully repaid by Guangdong Lizi on November 28, 2024.